Severance Indemnities and Pension Plans (Amounts Recognized in Accumulated OCI) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Net amount recognized in Accumulated OCI	¥ 337,918	¥ 208,273	¥ 119,593	¥ 214,062
Domestic, Japan [Member] | Pension Benefits and SIPs [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss	437,254	245,037
Prior service cost	(4,255)	(5,459)
Gross amount recognized in Accumulated OCI	432,999	239,578
Taxes	(174,915)	(115,816)
Net amount recognized in Accumulated OCI	258,084	123,762
Foreign Offices and Subsidiaries [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss	114,167	126,238
Prior service cost	(7,875)	(14,536)
Gross amount recognized in Accumulated OCI	106,292	111,702
Taxes	(27,974)	(29,875)
Net amount recognized in Accumulated OCI	78,318	81,827
Foreign Offices and Subsidiaries [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss	5,164	8,628
Prior service cost	(2,304)	(4,263)
Gross amount recognized in Accumulated OCI	2,860	4,365
Taxes	(874)	(1,282)
Net amount recognized in Accumulated OCI	¥ 1,986	¥ 3,083